Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.20%
Estimated undiscounted cash outflow to settle mine restoration cost	$ 130	$ 122
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	3.86%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	3.92%